ORDINARY SHARES AND STRUCTURE SECTION	12 Months Ended
Sep. 30, 2023
Equity [Abstract]
ORDINARY SHARES AND STRUCTURE SECTION

NOTE 13 – ORDINARY SHARES AND STRUCTURE SECTION

Globavend Holdings Limited was incorporated under the laws of the Cayman Islands on May 22, 2023. As of September 30, 2022 and 2023, the Company was authorized to issue up to 50,000,000 Ordinary Shares and 13,125,000 Ordinary Shares were issued and outstanding at par value of $0.001 per share.